Comprehensive Income Statements (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Net unrealized gains (losses) on derivatives, tax	$ (14)	$ 137	$ (338)
Net unrealized gains (losses) on investments, tax	195	(210)	567
Translation adjustments and other, tax effects	$ (8)	$ (165)	$ 205